PROPERTY AND EQUIPMENT Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense charged to operations	$ 5,900	$ 5,300	$ 5,700
Leasehold improvements	52,126	39,704
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 22,469	$ 15,381